RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Trade payables	$ 97	$ 15
Related parties' expenses charged to research and development expenses	284	225
Related party revenue		$ 32